Document And Entity Information	Sep. 28, 2026
Document Information [Line Items]
Entity, Registrant Name	Par Pacific Holdings, Inc.
Document, Type	8-K
Document, Period End Date	Sep. 28, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-36550
Entity, Tax Identification Number	84-1060803
Entity, Address, Address Line One	825 Town & Country Lane, Suite 1500
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77024
City Area Code	281
Local Phone Number	899-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	PARR
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000821483